Restatement of Previously Issued Financial Statements - Statement of Operations (Detail) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Restatement of Previously Issued Financial Statements
Loss from operations			$ (1,070,898,000)	$ (532,425,000)
Other (expense) income:
Total other (expense) income			(8,701,000)	(13,622,000)
Income tax expense			1,686,000	7,124,000
Net (loss) income attributable to Roivant Sciences Ltd.			$ (809,234,000)	$ 1,200,509,000
Basic and diluted net loss per share, common stock			$ (3.76)	$ 5.13
Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements
Loss from operations	$ (4,013,773)	$ (454,875)
Other (expense) income:
Financing costs-derivative warrant liabilities		(6,800,025)
Change in fair value of derivative warrant liabilities	22,959,500	(3,587,890)
Interest earned on marketable securities held in Trust Account	92,877	79,568
Unrealized gain on marketable securtities held in Trust Account		5,613
Income tax expense	19,504	16,709
Net (loss) income attributable to Roivant Sciences Ltd.	$ 19,019,100	$ (10,774,318)
Weighted average shares outstanding of common stock subject to redemption, basic and diluted	34,396,710	34,386,548
Weighted average shares outstanding of common stock, basic and diluted	16,943,069	13,324,191
Basic and diluted net loss per share, common stock	$ 1.12	$ (0.81)
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Loss from operations		$ (454,875)
Other (expense) income:
Financing costs-derivative warrant liabilities		(6,800,025)
Change in fair value of derivative warrant liabilities		(3,587,890)
Interest earned on marketable securities held in Trust Account		79,568
Unrealized gain on marketable securtities held in Trust Account		5,613
Total other (expense) income		(10,302,734)
Income tax expense		16,709
Net (loss) income attributable to Roivant Sciences Ltd.		$ (10,774,318)
Weighted average shares outstanding of common stock subject to redemption, basic and diluted		34,386,548
Weighted average shares outstanding of common stock, basic and diluted		13,324,191
Basic and diluted net loss per share, common stock		$ (0.81)
Montes Archimedes Acquisition Corp. | As Previously Reported
Restatement of Previously Issued Financial Statements
Loss from operations		$ (454,875)
Other (expense) income:
Interest earned on marketable securities held in Trust Account		79,568
Unrealized gain on marketable securtities held in Trust Account		5,613
Total other (expense) income		85,181
Income tax expense		16,709
Net (loss) income attributable to Roivant Sciences Ltd.		$ (386,403)
Weighted average shares outstanding of common stock subject to redemption, basic and diluted		38,896,852
Weighted average shares outstanding of common stock, basic and diluted		10,985,515
Basic and diluted net loss per share, common stock		$ (0.04)
Montes Archimedes Acquisition Corp. | Restatement Adjustment | Restatement of warrants as derivative liabilities
Other (expense) income:
Financing costs-derivative warrant liabilities		$ (6,800,025)
Change in fair value of derivative warrant liabilities		(3,587,890)
Total other (expense) income		(10,387,915)
Net (loss) income attributable to Roivant Sciences Ltd.		$ (10,387,915)
Weighted average shares outstanding of common stock subject to redemption, basic and diluted		(4,510,304)
Weighted average shares outstanding of common stock, basic and diluted		2,338,676
Basic and diluted net loss per share, common stock		$ (0.77)